Form N-1A Supplement	Apr. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Teucrium Agricultural Strategy No K-1 ETF
(the “Fund”)
a series of Listed Funds Trust

Supplement dated December 8, 2025
to the Prospectus and Summary Prospectus,
each dated April 30, 2025, as supplemented

Effective immediately, the following information hereby replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Example”:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[2]	1.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[3]	0.00%
Total Annual Fund Operating Expenses	1.49%
Less Fee Waiver[2]	-0.60%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.89%
[1] Restated to reflect current fees.
[2]    Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.89% of the Fund’s average daily net assets until at least April 30, 2026. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees (the “Board”).
[3] The Adviser also serves as the investment adviser to the Subsidiary (defined below) and provides the Subsidiary with the same type of management, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.49% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least through April 30, 2026. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The Example reflects the management fee reduction described in the table above for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$91	3 Years	$412	5 Years	$756	10 Years	$1,728

Please retain this supplement with your Prospectus and
Summary Prospectus for future reference.